STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 31,801	$ 3,353	$ 119,147	$ 837	$ (96,743)	$ 5,207
Balance (in shares) at Dec. 31, 2011		4,860,024
Issuance of shares and exercise of options, net	1,942	517	1,425	0	0	0
Issuance of shares and exercise of options, net (in shares)		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		1,500
Purchase of subsidiary	133	0	0	0	0	133
Stock-based compensation expenses	265	0	265	0	0	0
Purchase of non- controlling interest	0	0	(228)	0	0	228
Dividend payable to non-controlling interest	(1,215)	0	0	0	0	(1,215)
Exercise of options in subsidiary	0	0	(323)			323
Sale of subsidiary	241	0	0	0	0	241
Other comprehensive income	537	0	0	290	0	247
Net income (loss) attributable to Non -controlling interest	(799)	0	0	0	0	434
Net income attributable to Pointer shareholders	1,833	0	0	0	1,203	0
Balance at Dec. 31, 2012	35,346	3,871	120,290	1,127	(95,540)	5,598
Balance (in shares) at Dec. 31, 2012		5,555,558
Issuance of shares in respect of Stock-based compensation	27	7	20	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		10,000
Stock-based compensation expenses	374	0	354	0	0	20
Dividend payable to non-controlling interest	(1,311)	0	0	0	0	(1,311)
Expiration of options in subsidiary	0	0	332	0	0	(332)
Other comprehensive income	932	0	0	329	0	603
Net income (loss) attributable to Non -controlling interest	(951)	0	0	0	0	951
Net income attributable to Pointer shareholders	6,320	0	0	0	6,320	0
Balance at Dec. 31, 2013	42,639	3,878	120,996	1,456	(89,220)	5,529
Balance (in shares) at Dec. 31, 2013		5,565,558
Issuance of share capital (net of issue expenses of USD 383 thousands)	21,442	1,827	19,615	0	0	0
Issuance of share capital (net of issue expenses of USD 383 thousands) (in shares)		2,123,006
Stock-based compensation expenses	375	0	375	0	0	0
Acquisition of non-controlling interests	(19,108)	0	(11,368)	0	0	(7,740)
Other comprehensive income	(4,292)	0	0	(4,365)	0	73
Net income (loss) attributable to Non -controlling interest	713	0	0	0	0	(713)
Net income attributable to Pointer shareholders	13,453	0	0	0	13,453	0
Balance at Dec. 31, 2014	$ 53,796	$ 5,705	$ 129,618	$ (2,909)	$ (75,767)	$ (2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564